Securities - Gross Unrealized Losses and Fair Values by Investment Type (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	$ 8,700	$ 14,487
Debt securities, available-for-sale, unrealized losses, less than twelve months	52	445
Debt securities, available-for-sale, fair value, twelve months or more	531,888	652,697
Debt securities, available-for-sale, unrealized losses, twelve months or more	62,697	64,719
Debt securities, available-for-sale, fair value, total	540,588	667,184
Debt securities, available-for-sale, unrealized losses, total	62,749	65,164
U.S. agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	324	130
Debt securities, available-for-sale, unrealized losses, less than twelve months	1	0
Debt securities, available-for-sale, fair value, twelve months or more	7,565	8,453
Debt securities, available-for-sale, unrealized losses, twelve months or more	699	797
Debt securities, available-for-sale, fair value, total	7,889	8,583
Debt securities, available-for-sale, unrealized losses, total	700	797
U.S. agency residential mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	147	358
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	1
Debt securities, available-for-sale, fair value, twelve months or more	61,219	80,008
Debt securities, available-for-sale, unrealized losses, twelve months or more	9,499	8,980
Debt securities, available-for-sale, fair value, total	61,366	80,366
Debt securities, available-for-sale, unrealized losses, total	9,499	8,981
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	11,641	12,297
Debt securities, available-for-sale, unrealized losses, twelve months or more	1,180	1,409
Debt securities, available-for-sale, fair value, total	11,641	12,297
Debt securities, available-for-sale, unrealized losses, total	1,180	1,409
Private label mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	2,551	6,285
Debt securities, available-for-sale, unrealized losses, less than twelve months	8	356
Debt securities, available-for-sale, fair value, twelve months or more	66,411	79,507
Debt securities, available-for-sale, unrealized losses, twelve months or more	4,488	6,951
Debt securities, available-for-sale, fair value, total	68,962	85,792
Debt securities, available-for-sale, unrealized losses, total	4,496	7,307
Other asset backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	3,984	7,714
Debt securities, available-for-sale, unrealized losses, less than twelve months	19	88
Debt securities, available-for-sale, fair value, twelve months or more	27,052	97,203
Debt securities, available-for-sale, unrealized losses, twelve months or more	715	1,851
Debt securities, available-for-sale, fair value, total	31,036	104,917
Debt securities, available-for-sale, unrealized losses, total	734	1,939
Obligations of states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	221	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	1	0
Debt securities, available-for-sale, fair value, twelve months or more	288,570	301,038
Debt securities, available-for-sale, unrealized losses, twelve months or more	42,096	38,644
Debt securities, available-for-sale, fair value, total	288,791	301,038
Debt securities, available-for-sale, unrealized losses, total	42,097	38,644
Corporate
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	1,473	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	23	0
Debt securities, available-for-sale, fair value, twelve months or more	68,448	73,249
Debt securities, available-for-sale, unrealized losses, twelve months or more	4,016	6,046
Debt securities, available-for-sale, fair value, total	69,921	73,249
Debt securities, available-for-sale, unrealized losses, total	4,039	6,046
Trust preferred
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	982	942
Debt securities, available-for-sale, unrealized losses, twelve months or more	4	41
Debt securities, available-for-sale, fair value, total	982	942
Debt securities, available-for-sale, unrealized losses, total	$ 4	$ 41